Schedule of Investments (unaudited) December 31, 2019	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(d) — 101.6%

Equity Funds — 21.9%
BlackRock Emerging Markets Fund, Inc., Class K	379,521	$9,844,782
iShares Core MSCI EAFE ETF	105,090	6,856,072
iShares Core S&P Total U.S. Stock Market ETF	286,557	20,829,828
iShares Edge MSCI Min Vol USA ETF	160,881	10,553,794
iShares Edge MSCI USA Quality Factor ETF	67,437	6,811,137
iShares Edge MSCI USA Size Factor ETF	69,104	6,731,421
Master Advantage Large Cap Core Portfolio	$10,536,479	10,536,479

		72,163,513

Fixed-Income Funds — 78.4%
BlackRock High Yield Bond Portfolio, Class K	1,277,235	9,936,888
BlackRock Strategic Income Opportunities Portfolio, Class K	7,859,653	78,439,336
iShares 20+ Year Treasury Bond ETF(a)	45,800	6,204,984
iShares U.S. Treasury Bond ETF(a)	1,235,172	32,040,362
Master Total Return Portfolio	$65,441,790	65,441,790
U.S. Total Bond Index Master Portfolio	$65,923,373	65,923,373

		257,986,733

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(b)	834,075	834,075
SL Liquidity Series, LLC, Money Market Series, 1.80%(b)(c)	3,625,812	3,626,537

		4,460,612

Total Affiliated Investment Companies — 101.6% (Cost: $318,097,431)		334,610,858

Liabilities in Excess of Other Assets — (1.6)%		(5,416,862)

Net Assets — 100.0%		$329,193,996

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	246,521	133,000		—	379,521	$9,844,782	$149,681	$—	$832,054
BlackRock High Yield Bond Portfolio, Class K	—	1,277,235		—	1,277,235	9,936,888	131,581	10,920	125,601
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	753,986	80,089		—	834,075	834,075	3,345	3	—
BlackRock Strategic Income Opportunities Portfolio, Class K	4,875,283	2,984,370		—	7,859,653	78,439,336	530,293	114,766	492,336
iShares 20+ Year Treasury Bond ETF	—	45,800		—	45,800	6,204,984	31,370	—	(338,455)
iShares Core MSCI EAFE ETF	98,630	6,460		—	105,090	6,856,072	91,439	—	423,280
iShares Core S&P Total U.S. Stock Market ETF	325,774	58,283		(97,500)	286,557	20,829,828	125,857	944,292	925,499
iShares Edge MSCI Min Vol USA ETF	334,373	13,308		(186,800)	160,881	10,553,794	61,033	473,171	(278,282)
iShares Edge MSCI USA Quality Factor ETF	—	67,437		—	67,437	6,811,137	29,356	—	283,822
iShares Edge MSCI USA Size Factor ETF	—	69,104		—	69,104	6,731,421	22,184	—	234,497
iShares Floating Rate Bond ETF(c)	302,368	—		(302,368)	—	—	34,409	(17,322)	(17,104)
iShares MBS ETF(c)	220,719	7,568		(228,287)	—	—	116,198	320,016	(385,123)
iShares U.S. Treasury Bond ETF	933,300	301,872		—	1,235,172	32,040,362	174,262	—	(403,553)
Master Advantage Large Cap Core Portfolio(b)	$9,187,612	$1,348,867	(d)	$—	$10,536,479	10,536,479	39,454	122,787	645,150

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock 20/80 Target Allocation Fund

Affiliated Persons and/or Related Parties	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
Master Total Return Portfolio(b)	$61,575,302	$3,866,488	(d)	$—		$65,441,790	$65,441,790	$503,756		$258,693	$(340,787)
U.S. Total Bond Index Master Portfolio(b)	$67,668,900	$—		$(1,745,527	)(d)	$65,923,373	65,923,373	472,077		28,100	(401,714)
SL Liquidity Series, LLC, Money Market Series(b)	15,106,317	—		(11,480,505)		3,625,812	3,626,537	6,558	(e)	(578)	835

							$334,610,858	$2,522,853		$2,254,848	$1,798,056

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$189,082,679	$—	$—	$189,082,679

Investments Valued at Net Asset Value (“NAV”)(b)				145,528,179

Total Investments				$334,610,858

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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